SHORT TERM AND LONG TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at December 31	$ 15,848	$ 19,877
Weighted average interest rate at December 31	0.27%	0.39%
Maximum amount outstanding at any month-end during the year	24,923	22,843
Average daily balance outstanding during the year	$ 21,636	$ 20,192
Average annual interest rate paid during the year	0.33%	0.76%